Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The following table presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet.

	As of December 31, 2023	As of December 31, 2024
	US$	US$
Right-of-use assets, net	830	585
Impairment of right-of-use assets	—	—
Right-of-use assets, net	830	585
Operating lease liabilities – current	241	82
Operating lease liabilities – non-current	569	486
Total operating lease liabilities	810	568

Schedule of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

	Land&Plant lease	Office and other leases	Total
2025	105	—	105
2026	75	—	75
2027	75	—	75
Thereafter	424	—	424
Total	679	—	679
Less: imputed interest	111	—	111
Present value of lease liabilities	$568	$—	$568